Registration Nos. 333-72447, 811-09235

Supplement  Dated  August  29,  2007  to  the  Prospectus  of  the  First
Defined  Portfolio  Fund,  LLC  (the "Registrant") dated May 1, 2007.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please be advised that on or about November 19, 2007, First Trust 10 Uncommon Values Portfolio, a series of the First Defined Portfolio Fund, LLC, will change its name and investment strategy. Pursuant to this action, the new name will be First Trust Target Focus Four Portfolio (the "Fund") and the investment strategy of the Fund is expected to be the following:

The Fund will seek to achieve its objective by investing in the common stocks of companies which are selected by applying four separate uniquely specialized strategies (the "Focus Four Strategy") as described below.

Pending any necessary regulatory approval, on or about November 19, 2007, the Fund will invest in a portfolio of securities based on the Focus Four Strategy. Subsequently, each year, on or about the annual stock selection date (December
31), the Fund expects to invest in the securities determined by the Focus Four Strategy. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Fund makes subsequent purchases and sales of the securities.

The Fund may also invest in futures, options, warrants, forward contracts and repurchase agreements.

The Focus Four Strategy is derived from four unique strategies developed by the quantitative group at First Trust Advisors L.P. ("First Trust"), the Fund's investment adviser. The Focus Four Strategy adheres to a disciplined investment process that targets four distinct areas of the market. The Focus Four Strategy seeks to achieve above-average capital appreciation. The following table lists the four strategies utilized by the Focus Four Strategy and the approximate weights assigned to each:

        STRATEGY                                                        WEIGHTS
        -----------------------------------------------------------------------
        Dow Target Dividend  Strategy                                   30%
        Value Line Target 25 Strategy                                   30%
        S&P Target SMid 60 Strategy                                     30%
        NYSE International Target 25 Strategy                           10%


The Dow(R) Target Dividend

The Dow(R) Target Dividend Strategy contains some of the most widely traded of the market's highest-yielding stocks. The strategy selects stocks with good value (low price/book) and signs of growth (change in return on assets ("ROA")) from The Dow Jones Select Dividend Index, which consists of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index, an index representative of the total market for United States equity securities. These factors allow the strategy to select an equally weighted portfolio of high dividend paying value companies that have future growth potential.

The investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. First Trust follows a disciplined investment strategy that invests primarily in the 20 common stocks from the Dow Jones Select Dividend Index with the best overall ranking on both the change in return on assets over the last 12 months and price to book ratio. Specifically, this investment strategy consists of the following steps:

      Step 1: Rank all 100 stocks contained in the Dow Jones Select Dividend
              Index on or about the applicable security selection date (best [1] to worst [100]) by:

              o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

              o Price to book. A lower, but positive, price to book ratio is generally used as an indication of value.

      Step 2: Select an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

Value Line(R) Target 25

The Value Line(R) Target 25 Strategy invests in 25 of the 100 stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which measures Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.

First Trust expects to select 25 common stocks each year through the following multi-step process from a subset of the stocks that receive Value Line's #1 ranking for Timeliness as of the close of business on or about the applicable security selection date:

      Step 1: Start with the 100 stocks that Value Line on or about the security selection date gives its #1 ranking for "Timeliness(TM)",

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              and remove the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange. Rank each remaining stock from the best (1) to worst (100) on the following factors:

               o   12 month price appreciation
               o   6 month price appreciation
               o   Return on assets
               o   Price to cash flow

                                      -2-

      Step 2: Select a market-cap weighted portfolio of the 25 stocks with the best overall ranking on the above four factors.

Securities selected by this strategy will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the security selection date.

S&P Target SMid 60

S&P Target SMid 60 Strategy gives an investor exposure to mid-cap and small-cap value stocks. The portfolio doubles the weights of the larger 30 mid-cap stocks relative to the 30 small-cap stocks. The strategy selects stocks with a combination of value (price/cash flow) and growth (change in ROA and recent momentum) factors. They are selected from the lowest price/books in the S&P 400 MidCap Index, which measures the performance of the mid-range sector of the U.S. stock market by choosing 400 domestic stocks on the basis of market capitalization, liquidity and industry group representation, and the S&P 600 SmallCap Index, which measures the performance of the small-range sector of the U.S. stock market by choosing 600 domestic stocks chosen for market size, liquidity and industry group representation, ensuring a selection of value stocks.

The stocks for the strategy are selected by First Trust beginning with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 Indices. Specifically,:

      Step 1: Rank the stocks in each index by price to book value. Select the best quartile from each index - 100 stocks from the S&P MidCap 400 Index and 150 stocks from the S&P SmallCap 600 Index with the lowest, but positive, price to book ratio.

      Step 2: Rank each remaining stock on three factors:
              o   Price to cash flow
              o   12 month change in return on assets
              o   3 month price appreciation

      Step 3: Eliminate any stock with a market capitalization of less than $250 million and also eliminate those with an average daily trading volume of less than $250,000. The 30 stocks from each index with the best overall ranking on the three factors are selected for the portfolio.

The stocks selected from the S&P MidCap 400 Index are given approximately twice the weight of the stocks selected from the S&P Small Cap 600 Index.

NYSE(R) International Target 25

NYSE(R) International Target 25 Strategy gives investors exposure to large foreign value stocks. The equally weighted portfolio selects the 25 stocks with the best value factors (price/book and price/cash flow). They are selected from the NYSE International 100 Index which is comprised of the largest non-US stocks traded on the New York Stock Exchange.

The NYSE(R) International Target 25 Strategy stocks are selected by First Trust as follows:

      Step 1: Begin with the stocks that comprise the NYSE International 100
              Index on or about the applicable security selection date. The Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

      Step 2: Screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

      Step 3: Rank each remaining stock on two factors:

                  Factor 1: Price to book

                  Factor 2: Price to cash flow. Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

      Step 4: Construct an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.

License Arrangements

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "Dow Industrials(SM)," "Dow 30(SM)," "The Dow(R)," and "The Dow Jones Select Dividend Index(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust. The Fund is not endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund's interest holders or any member of the public regarding the advisability of purchasing the Fund. Dow Jones' only relationship to the Fund, American Skandia Life Assurance Corporation ("American Skandia"), or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of American Skandia, First Trust or variable annuity owners into consideration in determining, composing or calculating the DJIA or The Dow Jones Select Dividend Index(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing or the amount payable under variable annuity contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM), OR THE DOW JONES SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, AMERICAN SKANDIA, FIRST TRUST OR VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM) OR THE DOW JONES SELECT DIVIDEND INDEX(SM) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, FIRST TRUST, THE FUND AND/OR AMERICAN SKANDIA.

"VALUE LINE(R)," "THE VALUE LINE INVESTMENT SURVEY," AND "VALUE LINE TIMELINESS(TM) RANKING SYSTEM" ARE TRADEMARKS OF VALUE LINE SECURITIES, INC. OR VALUE LINE PUBLISHING, INC. THAT HAVE BEEN LICENSED TO FIRST TRUST ON BEHALF OF THE FUND. THE FUND IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC. OR VALUE LINE SECURITIES, INC. ("VALUE LINE"). VALUE LINE MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust, the Fund or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Fund into consideration in composing the System. The Fund's results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Fund or the timing of the issuance for sale of the Fund or in the calculation of the equations by which the Fund is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUND.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the

Fund or the ability of the S&P MidCap 400 Index and the S&P Small Cap 600 Index (together the "Indices") to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the Indices which are determined, composed and calculated by S&P without regard to First Trust or the Fund. S&P has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Indices. S&P is not responsible for and has not participated in the determination for the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"NYSE(SM)" and "NYSE International 100 Index(SM)" are service marks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based in part on the NYSE International 100 Index(SM), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc., and NYSE Group, Inc. makes no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the Fund or First Trust other than the licensing of NYSE International 100 Index (the "Index") and its service marks for use in connection with the Fund.

NYSE Group, Inc. does not:

o  Sponsor, endorse, sell or promote the Fund.
o  Recommend that any person invest in the Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
o Have any responsibility or liability for the administration, management or marketing of the Fund.
o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

NYSE Group, Inc. will not have any liability in connection with the Fund. Specifically,

  o NYSE Group, Inc. does not make any warranty, express or implied, and NYSE Group, Inc. disclaims any warranty about:
       o The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Index;
       o  The accuracy or completeness of the Index and its data;
       o The merchantability and the fitness for a particular purpose or use of the Index and its data;
  o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
  o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between the First Trust Advisors L.P. and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

                  PLEASE READ AND RETAIN FOR FUTURE REFERENCE.